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DRYDEN INDEX SERIES FUND
Dryden Stock Index Fund
Gateway Center Three, 4th Floor
Newark, NJ 07102



                                                December 6, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re:   Dryden Index Series Fund (the "Fund")
                    (File No. 33-48066)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 and (ii) that the text of Post-Effective Amendment No. 22 was filed electronically on November 29, 2004.


                                     DRYDEN INDEX SERIES FUND


                                     By:   /s/ Deborah A. Docs
                                           --------------------
                                           Deborah A. Docs
                                           Assistant Secretary